Note FDIC loss share asset (Fair value and the undiscounted amount of the true-up payment obligation) (Detail) - FDIC - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition, Contingent Consideration [Line Items]
Carrying amount (fair value)	$ 164,858	$ 153,158
Undiscounted amount	$ 188,958	$ 188,258